Other Operating Income and Expenses - Schedule of Other Operating Income and Expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Other operating income:
Change in fair value of financial assets and liabilities associated with contingent consideration arrangements (Note 27)	¥ 2,390	¥ 0	¥ 0
Gain on sales of property, plant and equipment and investment property	363	144	2,094
Gain on divestment of business to Teva Takeda Yakuhin	10,198	7,832	6,807
Gain on divestment of business and subsidiaries (Note 19)	6,081	7,243	0
Change in estimate of liabilities related to SHP647	0	0	4,102
Other	13,262	11,404	12,421
Total	26,212	19,379	25,424
Other operating expenses:
Donations and contributions	7,663	7,009	7,685
Restructuring expenses (Note 23)	128,133	81,358	59,234
Change in fair value of financial assets and liabilities associated with contingent consideration arrangements (Note 27)	1,788	20,757	3,991
Valuation reserve for pre-launch inventories (reversal)	(7,313)	11,052	9,466
Impairment of assets held for sale (Note 19)	6,812	1,685	4,693
Other	69,650	84,666	60,178
Total	206,733	206,527	145,247
Teva Takeda Pharma Ltd.
Other operating income:
Gain on divestment of business to Teva Takeda Yakuhin	¥ 4,117	¥ 588	¥ 6,807